Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Ownership Interest in Subsidiaries
Ownership interest in subsidiaries on December 31, 2021 and 2020 are as follows:

	Interest - %
	12/31/2021	12/31/2020

Direct subsidiaries
Vinci Partners Investimentos Ltda. (1)	100	—
Vinci Assessoria financeira Ltda. (2)	100	100
Vinci Equities Gestora de Recursos Ltda. (2)	100	100
Vinci Gestora de Recursos Ltda. (2)	100	100
Vinci Capital Gestora de Recursos Ltda. (2)	100	100
Vinci Soluções de Investimentos Ltda. (7)	100	100
Vinci Real Estate Gestora de Recursos Ltda. (3)	100	80
Vinci Capital Partners GP Limited.	100	100
Vinci USA LLC	100	100
Vinci GGN Gestora de Recursos Ltda. (2)	100	100
Vinci Infraestrutura Gestora de Recursos Ltda. (4)	100	80
Vinci Capital Partners GP III Limited.	100	100
GGN GP LLC	100	100
Amalfi Empreendimentos e Participações Ltda.	100	100
Vinci APM Ltda. (5)	100	—
Vinci Monalisa FIM Crédito Privado IE (6)	100	—
Vinci Asset Allocation Ltda.	65	—

(1)
Prior to the consummation of the initial public offering, on January 15, 2021, the consolidated financial statements were prepared on behalf of Vinci Partners Investimentos Ltda., as presented in the Group’s annual consolidated financial statements as of December 31, 2020.

(2)	Minority interest represents less than 0.001%.
(3)
On August 31, 2020, Vinci acquired the remaining interest of its investee Vinci Real Estate Gestora de Recursos Ltda from the minority quotaholder, by the price of R$ 1.00 per quota. The transaction was settled by the nominal value of the quota, in the amount of R$ 657 for the acquisition of 657,200 quotas.

(4)
On November 21, 2020, Vinci acquired the remaining interest of its investee Vinci Infraestrutura Gestora de Recursos Ltda from the minority quotaholder, by the price of R$ 1.00 per quota. The transaction was settled by the nominal value of the quota, in the amount of R$ 526 for the acquisition of 526.020 quotas.

(5)	Company incorporated in Brazil on December 9, 2020. Minority interest represents less than 0.001%.
(6)	Under the terms of IFRS10, the Entity does not consolidate its investment in Vinci Monalisa FIM Crédito Privado IE and measures at fair value through profit or loss in accordance with IFRS 9.
(7)	On February 18, 2021, Vinci Gestão de Patrimônio Ltda changed its name to Vinci Soluções de Investimentos Ltda.